Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Deferred income tax liability:
Total deferred income tax liability	$ (171,044)	$ (3,412,114)	$ (3,676,735)
PEMEX [member]
Deferred income tax asset:
Provisions		8,919,555	8,880,184	$ 8,836,693
Employee benefits provision		71,640,981	68,290,356	40,314,749
Advance payments from clients		188,283	305,000	35,807
Accrued liabilities		1,681,362	2,101,011	611,652
Reserve due to depreciation of inventories		0	189,751	982,228
Non-recoverable accounts receivable		102,435	709,328	763,924
Derivative financial instruments		41,735	136,260	29,674
Wells, pipelines, properties and equipment		5,151,623	8,071,570	11,862,776
Tax loss carry-forwards		12,427,658	38,427,643	20,659,110
Total deferred income tax asset		100,153,632	127,111,103	84,096,613
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,101,832)	(1,614,704)	(2,630,597)
Other		(2,310,282)	(2,062,031)	(1,881,715)
Total deferred income tax liability		(3,412,114)	(3,676,735)	(4,512,312)
Net long-term deferred income tax asset		96,741,518	123,434,368	$ 79,584,301
PEMEX [member] | Recognized in profit and loss [member]
Deferred income tax asset:
Provisions		39,371	43,491
Employee benefits provision		4,451,358	17,362,550
Advance payments from clients		(116,717)	269,193
Accrued liabilities		(419,649)	1,489,359
Reserve due to depreciation of inventories		(189,751)	(792,477)
Non-recoverable accounts receivable		(606,893)	(54,596)
Derivative financial instruments		(94,525)	106,586
Wells, pipelines, properties and equipment		(2,919,947)	(3,791,206)
Tax loss carry-forwards		(25,999,985)	17,768,533
Total deferred income tax asset		(25,856,738)	32,401,433
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		512,872	1,015,893
Other		(248,251)	(180,316)
Total deferred income tax liability		264,621	835,577
Net long-term deferred income tax asset		(25,592,117)	33,237,010
PEMEX [member] | Recognized in OCI and equity [member]
Deferred income tax asset:
Provisions		0
Employee benefits provision		(1,100,733)	10,613,057
Advance payments from clients		0
Accrued liabilities		0
Reserve due to depreciation of inventories		0
Non-recoverable accounts receivable		0
Derivative financial instruments		0
Wells, pipelines, properties and equipment		0
Tax loss carry-forwards		0
Total deferred income tax asset		(1,100,733)	10,613,057
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		0
Other		0
Total deferred income tax liability		0
Net long-term deferred income tax asset		$ (1,100,733)	$ 10,613,057